SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	12 Months Ended
Dec. 31, 2020
Minimum
Disclosure Of Significants Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Maximum
Disclosure Of Significants Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Client relationship - Prima AFP (AFP Unin Vida)
Disclosure Of Significants Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	20 years
Client relationship - Credicorp Capital Holding Chile (Inversiones IMT)
Disclosure Of Significants Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	22 years
Client relationship - Edyficar Peru
Disclosure Of Significants Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Client relationship - Mibanco
Disclosure Of Significants Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	7 years
Client relationship - Ultraserfinco
Disclosure Of Significants Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	9 years 2 months
Brand - Mibanco
Disclosure Of Significants Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	25 years
Brand - Culqi
Disclosure Of Significants Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Fund manager contract - Credicorp Capital Colombia | Minimum
Disclosure Of Significants Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	20 years
Fund manager contract - Credicorp Capital Colombia | Maximum
Disclosure Of Significants Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	28 years
Fund manager contract - Credicorp Capital Holding Chile (Inversiones IMT) | Minimum
Disclosure Of Significants Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	11 years
Fund manager contract - Credicorp Capital Holding Chile (Inversiones IMT) | Maximum
Disclosure Of Significants Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	24 years
Fund manager contract - Ultraserfinco
Disclosure Of Significants Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	23 years
Core deposits - Mibanco
Disclosure Of Significants Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	6 years
Other Intangible Assets [Member] | Minimum
Disclosure Of Significants Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Other Intangible Assets [Member] | Maximum
Disclosure Of Significants Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	7 years 6 months